Equity securities and other investments (Tables)	12 Months Ended
Mar. 31, 2021
Equity securities and other investments
Schedule of equity securities and other investments at cost and at fair value

	As of March 31, 2020
		Cumulative
	Original	net	Carrying
	cost	losses	value

	(in millions of RMB)
Equity securities:
Listed equity securities	68,488	(2,185)	66,303
Investments in privately held companies	92,832	(5,279)	87,553
Debt investments	14,685	(2,978)	11,707
	176,005	(10,442)	165,563

	As of March 31, 2021
		Cumulative
	Original	net gains	Carrying
	cost	(losses)	value

	(in millions of RMB)
Equity securities:
Listed equity securities	83,099	41,742	124,841
Investments in privately held companies	107,395	(6,708)	100,687
Debt investments	22,412	(912)	21,500
	212,906	34,122	247,028